Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2020
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31,
	2020	2019
Contract liabilities	$1,169,232	$786,411
Less -
Contract liabilities presented under long-term liabilities	169,073	62,830
	$1,000,159	$723,581

Contract liabilities increased by approximately $382,821 compared to the beginning balance as of January 1, 2020.

During the year ended December 31, 2020, the Company recognized approximately $407,337 of its contract liabilities at January 1, 2020 as revenues.

As for guarantees and liens, see Notes 21D, 21G and 21H.